EXHIBIT 99.1

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A. Original Portfolio	Principle Weighted Average
Number of	Principal	Coupon	Original Term	Remaining Term	Seasoning
Contracts	Balance	(WAC)	(Months)	(Months)	(Months)
i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account	0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B. Bonds Issued
Original Principal	Legal Final
Balance	Coupon	Maturity	CUSIP
i. Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii. Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii. Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv. Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v. Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi. Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C. Spread Account

i. Initial Cash Deposit	0.00
ii. Spread Account Floor Amount	1,775,000.00
iii. Specified Spread Account Amount	5.25%	of Outstanding Pool Balance
iv. Maximum Spread Account Amount	10.00%	of Outstanding Pool Balance
v. Initial Letter of Credit Commitment	12,425,000.00

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A. Portfolio	Principle Weighted Average
Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)

i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account	0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B. Bonds Outstanding
Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	65,000,000.00	0.00
ii. Class A-2 Notes	96,000,000.00	0.00
iii. Class A-3 Notes	93,000,000.00	0.00
iv. Class A-4 Notes	61,950,000.00	0.00
v. Class B Notes	22,187,000.00	0.00
vi. Class C Notes	16,863,000.00	0.00

C. Spread Account

i. Spread Account Cash Balance	0.00
ii. Letter of Credit Commitment	12,425,000.00

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	20,257.39	0.00	0.00	0.00	0.00	0.00
ii. Non-Prime Loans	92,346.80	0.00	0.00	0.00	0.00	0.00
iii. Sub-Prime Loans	0.00	0.00	0.00	0.00	0.00	0.00
iv. Total Loans	112,604.19	0.00	0.00	0.00	0.00	0.00

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	1	0	0	0	0	0
ii. Non-Prime Loans	6	0	0	0	0	0
iii. Sub-Prime Loans	0	0	0	0	0	0
iv. Total Loans	7	0	0	0	0	0

Principal Balance as a % of	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Previous Balance
i. Prime Loans	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
ii. Non-Prime Loans	0.05%	0.00%	0.00%	0.00%	0.00%	0.00%
iii. Sub-Prime Loans	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%

Number of Contracts as a % of	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Previous Number
i. Prime Loans	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
ii. Non-Prime Loans	0.06%	0.00%	0.00%	0.00%	0.00%	0.00%
iii. Sub-Prime Loans	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.04%	0.00%	0.00%	0.00%	0.00%	0.00%

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status
A. Portfolio				Principle Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	8,796	154,148,473.58	8.73%	70.29	63.73	6.56
ii. Non-Prime Loans	9,799	178,696,453.13	12.02%	70.11	64.04	6.07
iii. Sub-Prime Loans	702	10,752,937.45	16.58%	66.07	60.93	5.14
iv. Pre-funding Account		0.00
v. Total Loans	19,297	343,597,864.16	10.69%	70.06	63.81	6.25

B. Delinquencies in Period
	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	353,027.45	0.00	0.00	0.00	99,517.63	0.00
ii. Non-Prime Loans	1,854,474.63	38,193.62	0.00	0.00	63,713.42	0.00
iii. Sub-Prime Loans	314,785.11	0.00	0.00	0.00	0.00	0.00
iv. Total Loans	2,522,287.19	38,193.62	0.00	0.00	163,231.05	0.00

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	25	0	0	0	5	0
ii. Non-Prime Loans	111	2	0	0	3	0
iii. Sub-Prime Loans	19	0	0	0	0	0
iv. Total Loans	155	2	0	0	8	0

Principal Balance as a % of Current Balance	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
i. Prime Loans	0.23%	0.00%	0.00%	0.00%	0.06%	0.00%
ii. Non-Prime Loans	1.04%	0.02%	0.00%	0.00%	0.04%	0.00%
iii. Sub-Prime Loans	2.93%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.73%	0.01%	0.00%	0.00%	0.05%	0.00%

Number of Contracts as a % of Current Number	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
i. Prime Loans	0.28%	0.00%	0.00%	0.00%	0.06%	0.00%
ii. Non-Prime Loans	1.13%	0.02%	0.00%	0.00%	0.03%	0.00%
iii. Sub-Prime Loans	2.71%	0.00%	0.00%	0.00%	0.00%	0.00%
iv. Total Loans	0.80%	0.01%	0.00%	0.00%	0.04%	0.00%

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status
C. Collections
i. Simple Interest Contracts
a. Interest Collections	3,115,758.83
b. Principal Collections	11,402,136.02
ii. Net Liquidation Proceeds	0.00
iii. Post Disposition Recoveries	0.00
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account
i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available
i. Total Interest Collections	3,115,758.83
ii. Total Principal Collections	11,402,136.02
iii. Collected Funds	14,517,894.85
iv. Reinvestment Income Collected in Spread Account	0.00

F. Month End Pool Balance
i. Beginning Pool Balance	355,000,000.18
ii. Principal Collections	11,402,136.02
iii. Realized and Cram-Down Losses	0.00
iv. Month End Pool Balance	343,597,864.16

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations
A. Servicing Fee
i. Servicing Fee Rate
a. Prime Receivable @ 1%			44,549.02
b. Non-prime Receivables @ 1.5%			76,485.62
c. Sub-prime Receivables @ 2%			6,143.35
d. Total Servicing Fee			127,177.99
e. Total Receivables @ 1.25%			123,263.89
ii. Base Servicing Fee (less of id and ie.)			123,263.89
iii. Previous Base Servicing Fee Shortfall			0.00
iv. Additional Servicing Fee			3,914.11
v. Previous Additional Servicing Fee Shortfall			0.00
vi. Total Additional Servicing Fee			3,914.11
vii. Supplemental Servicing Fee			81,254.32
viii. Total Supplemental Servicing Fee			81,254.32

B. Letter of Credit Commitment Fee
i. Letter of Credit Commitment Fee			0.250%
ii. Base Letter of Credit Commitment Fee			2588.54
iii. Previous Letter of Credit Commitment Fee Shortfall			0.00
iv. Total Letter of Credit Commitment Fee Due			2588.54

C. Bond Interest	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
i. Class A-1 Notes	5.36%	10	96,777.78	0.00	0.00	96,777.78
ii. Class A-2 Notes	5.20%	10	138,666.67	0.00	0.00	138,666.67
iii. Class A-3 Notes	5.04%	10	130,200.00	0.00	0.00	130,200.00
iv. Class A-4 Notes	5.03%	10	86,557.92	0.00	0.00	86,557.92
v. Class B Notes	5.14%	10	31,678.11	0.00	0.00	31,678.11
vi. Class C Notes	5.41%	10	25,341.34	0.00	0.00	25,341.34
v. Total	5.16%	10	509,221.82	0.00	0.00	509,221.82

D. Bond Principal
i. Beginning Note Balance	355,000,000.00
ii. Current Pool Balance	343,597,864.16
iii. Principal Distributable Amount	11,402,135.84

E. Total Required Distributions	12,037,210.09
F. Total Available Funds	14,517,894.85
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	0.00
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	12,425,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	14,517,894.85

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions
A. Total Available Funds	14,517,894.85
	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	123,263.89	123,263.89	0.00	14,394,630.96
C. Letter of Credit Commitment Fee	2,588.54	2,588.54	0.00	14,392,042.42
D. Class A Note Interest	452,202.37	452,202.37	0.00	13,939,840.05
E. Class A Principal Distributable Amount	11,402,135.84	11,402,135.84	0.00	2,537,704.21
F. Class B Note Interest	31,678.11	31,678.11	0.00	2,506,026.10
G. Class B Principal Distributable Amount	0.00	0.00	0.00	2,506,026.10
H. Class C Note Interest	25,341.34	25,341.34	0.00	2,480,684.76
I. Class C Principal Distributable Amount	0.00	0.00	0.00	2,480,684.76
J. Spread Account	5,613,887.87	2,480,684.76	3,133,203.11	0.00
K. Payment of Additional Servicing Fee	3,914.11	0.00	3,914.11	0.00
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	0.00
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	0.00
N. Deposit to Holders of Certificates	0.00	0.00	0.00	0.00

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation
	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	65,000,000.00	11,402,135.84	53,597,864.16	96,777.78	96,777.78	0.00
B. Class A-2 Notes	96,000,000.00	0.00	96,000,000.00	138,666.67	138,666.67	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	130,200.00	130,200.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	86,557.92	86,557.92	0.00
D. Class B Notes	22,187,000.00	0.00	22,187,000.00	31,678.11	31,678.11	0.00
D. Class C Notes	16,863,000.00	0.00	16,863,000.00	25,341.34	25,341.34	0.00
E. Total	355,000,000.00	11,402,135.84	343,597,864.16	509,221.82	509,221.82	0.00

Section VII. Cumulative Net Loss Trigger Event
A. Cumulative Net Loss Calculation as of current distribution date	0.00%
B. Cumulative Net Loss Calculation as of previous distribution date	0.00%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation
A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	18,038,887.87
iii. Spread Account Maximum Amount	34,359,786.42
iv. Spread Account Required Amount	5,613,887.87

B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
i. Beginning Balance			0.00	12,425,000.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	0.00	12,425,000.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	0.00	12,425,000.00
iv. Deposit to Spread Account from Waterfall	2,480,684.76	0.00	2,480,684.76	12,425,000.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	2,480,684.76	12,425,000.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	2,480,684.76	12,425,000.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	2,480,684.76	12,425,000.00

viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	2,480,684.76	12,425,000.00

Franklin Auto Trust 2006-1
Monthly Servicing Report

Collection Period:	September 2006
Distribution Date:	October 20, 2006
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period			113
B. Balance of loans extended during the current collection period			$2,324,445.98
C. Number of modifications during the current collection period			0
D. Balance of modified contracts during the current collection period			$0.00

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	0.00	0.00	0.00	0.00	2.2902%
ii. Non-Prime Loans	0.00	0.00	0.00	0.00	1.4306%
iii. Sub-Prime Loans	0.00	0.00	0.00	0.00	1.5976%
iv. Total Loans	0.00	0.00	0.00	0.00	1.8431%

/s/ Harold E. Miller, Jr.		/s/ Tonya B. Roemer
Harold E. Miller, Jr.		Tonya B. Roemer
President, C.E.O		Senior Vice President of Finance and Accounting